Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Loan to a third party	[1]	$ 7,213
Export input VAT receivables	[2]	4,975	4,662
Advances to suppliers		3,704	389
Insurance receivables on written-off accounts receivables	[3]	574	157
Interest receivable		472	352
Security deposits		298	266
Employee receivables and business advances		262	502
Receivable from third parties	[4]	93	154
Others			25
Total		$ 17,591	$ 6,507

[1]	On June 15, 2026, Aster Graphics Company Limited entered into a six-month loan agreement with a third party for a principal amount of $7,200. The loan matures on December 15, 2026 and bears interest at an annual rate of 4.50%. For the six months ended June 30, 2026, the Group recognized $13 of interest income from the loan.
[2]	Export input VAT receivables mainly represent the refundable input VAT paid by the Group on the production of goods in the PRC that is recoverable upon export declaration.
[3]	Insurance receivables on written-off accounts receivable mainly represent claim amounts due from insurance companies.
[4]	Receivable from third parties represents funds held on third-party settlement platforms.